CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	$ (4,548,156)	$ 6,614,460	$ 2,155,987
Other comprehensive (loss)/income, net of tax:
Foreign currency translation adjustment	(13,675,041)	(521,464)	1,208,482
Other comprehensive income/(loss)	(13,675,041)	(521,464)	1,208,482
Comprehensive income/(loss)	(18,223,197)	6,092,996	3,364,469
Less: Comprehensive income/(loss) attributed to non-controlling interests	(3,055,960)	284,344	1,292,169
Comprehensive income/(loss) attributed to Emeren Group Ltd	$ (15,167,237)	$ 5,808,652	$ 2,072,300